UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 5719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	12/31/10

FORM N-CSR

Item 1.                        Reports to Stockholders.

Dreyfus
Stock Index Fund, Inc.

ANNUAL REPORT December 31, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
25	Statement of Financial Futures
26	Statement of Assets and Liabilities
27	Statement of Operations
28	Statement of Changes in Net Assets
30	Financial Highlights
32	Notes to Financial Statements
42	Report of Independent Registered Public Accounting Firm
43	Important Tax Information
44	Board Members Information
46	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Stock Index Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Stock Index Fund, Inc., covering the 12-month period from January 1, 2010, through December 31, 2010.

Although 2010 proved to be a volatile year for stocks, the reporting period ended with a sustained market rally that produced above-average returns across most market-cap segments for the calendar year. Investors’ early concerns regarding sovereign debt issues in Europe and stubbornly high unemployment in the United States later gave way to optimism that massive economic stimulus programs, robust growth in the world’s emerging markets, a strong holiday retail season and rising corporate earnings signaled better economic times ahead.

We are aware that stocks have recently reached higher valuations, and that any new economic setbacks could result in market volatility as investors adjust their expectations. Nonetheless, we see potential value in many segments of the equity market. For example, investors in volatile markets may turn to high-quality stocks of U.S. companies with track records of consistent growth in a variety of economic climates, and international equities could benefit from a declining U.S. dollar and potentially higher growth opportunities abroad.With 2011 now upon us, we suggest talking to your financial advisor, who can help you identify potential opportunities and suggest strategies suitable for your individual needs in today’s market environment.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
January 18, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2010, through December 31, 2010, as provided by Thomas J. Durante, Karen Q.Wong and Richard A. Brown, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended December 31, 2010, Dreyfus Stock Index Fund’s Initial shares produced a total return of 14.84%, and its Service shares produced a total return of 14.54%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), produced a total return of 15.08% for the same period.2,3

Despite significant bouts of volatility early in the year, large-cap stocks ended 2010 with double-digit returns, on average, as investors gained confidence in the economic recovery.The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weighting. Often considered a proxy for the stock market in general, the S&P 500 Index is made up of 500 common stocks chosen to reflect the industries of the U.S. economy. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones.The fund also may use stock index futures as a substitute for the sale or purchase of securities.

A Late Market Rally Erased Earlier Losses

The year 2010 began in the midst of an economic recovery as improved manufacturing activity and rising corporate earnings helped boost confidence among businesses, consumers and investors. The stock market generally rallied, and investors continued to favor lower-quality stocks over their higher-quality counterparts.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

In the spring, however, investor sentiment deteriorated when new global developments weighed heavily on the equity markets. Greece found itself unable to refinance a heavy debt load, part of a sovereign debt crisis that investors feared might spread throughout the European Union.A catastrophic oil spill in the Gulf of Mexico threatened economic activity along the U.S. Gulf Coast and the prospects of deep-sea oil drillers. Meanwhile, stubbornly high U.S. unemployment and troubled housing markets continued to undermine an already sluggish domestic economic rebound.

It became clearer over the summer that investors’ economic concerns may have been overblown. Corporate earnings generally exceeded analysts’ expectations, commodity prices climbed amid robust demand from the emerging markets, and the U.S. and global economies remained on upward trajectories.

Throughout the reporting period, the Federal Reserve Board (the“Fed”) made it clear that it would continue to employ all available tools to stimulate the economy, including maintaining the overnight federal funds rate in a historically low range between 0% and 0.25%. In September, the Fed announced plans for a second round of quantitative easing involving the purchase of $600 billion of U.S.Treasuries.The Fed’s announcement sparked a strong market rally that persisted through the reporting period’s end.The resolution of uncertainty regarding U.S. economic and tax policies following the midterm elections also helped drive stock prices higher.

All Market Sectors Produced Positive Returns in 2010

All 10 of the economic sectors that comprise the S&P 500 Index produced positive absolute returns during the year, a testament to the breadth of the market rebound. Improved consumer and business spending helped consumer discretionary stocks post above-average results. In the media industry group, cable television providers prospered as customers upgraded to high-definition television and DVR services, while advertising companies benefited from spending on political ads in advance of the midterm elections. A number of casual dining chains, discounted Internet retailers, hotels and cruise operators gained value as consumer spending improved.

In the industrials sector, machinery producers benefited from strong overseas sales and rising demand for diesel engines. In addition, an aerospace and defense company performed well amid continued geopolitical uncertainty, while railroad stocks benefited from rising shipping volumes in the recovering economy. Energy stocks fared particularly well during November and December based on favorable growth projections for 2011.

On the other hand, the utilities and health care sectors produced less impressive gains. Independent utilities were hurt by changes in the regulatory environment, while health care equipment providers suffered due to uncertainty over Medicare reimbursement rates stemming from health care reform legislation.

Index Funds Offer Diversification Benefits

An as index fund, we attempt to replicate the returns of the S&P 500 Index by closely approximating the composition of the S&P 500 Index. In our view, one of the primary benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

January 18, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund
directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends daily and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.
3	“Standard & Poor’s®,”“S&P®,”“Standard & Poor’s 500®” and “S&P 500®” are
trademarks of Standard & Poors Financial Services LLC, and have been licensed for use by the
fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard
& Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund	5

Comparison of change in value of $10,000 investment in Dreyfus Stock Index Fund, Inc. Initial shares and Service shares and the Standard & Poor’s 500 Composite Stock Price Index

Average Annual Total Returns as of 12/31/10
	1	Year	5 Years	10 Years
Initial shares	14.84%		2.08%	1.18%
Service shares	14.54%		1.82%	0.91%
Standard & Poor’s 500
Composite Stock Price Index	15.08%		2.29%	1.42%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.
The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Stock Index Fund, Inc.
on 12/31/00 to a $10,000 investment made in the Standard & Poor’s 500 Composite Stock Price Index (the
“Index”) on that date.

The fund’s Initial shares are not subject to a Rule 12b-1 fee.The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee.All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph takes into account all applicable fund fees and expenses (after any expense reimbursements).The Index is a widely accepted, unmanaged index of U.S. stock market performance. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Fund	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Stock Index Fund, Inc. from July 1, 2010 to December 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2010

	Initial Shares	Service Shares
Expenses paid per $1,000†	$1.52	$2.92
Ending value (after expenses)	$1,231.50	$1,229.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2010

	Initial Shares	Service Shares
Expenses paid per $1,000†	$1.38	$2.65
Ending value (after expenses)	$1,023.84	$1,022.58

† Expenses are equal to the fund’s annualized expense ratio of .27% for Initial Shares and .52% for Service Shares,
multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

December 31, 2010

Common Stocks—97.4%	Shares		Value ($)
Consumer Discretionary—10.4%
Abercrombie & Fitch, Cl. A	13,895		800,769
Amazon.com	54,375	[a]	9,787,500
Apollo Group, Cl. A	19,726	[a]	778,980
AutoNation	9,723	[a,b]	274,189
AutoZone	4,197	[a]	1,144,060
Bed Bath & Beyond	40,368	[a]	1,984,087
Best Buy	52,463		1,798,956
Big Lots	13,101	[a]	399,056
Cablevision Systems, Cl. A	34,668		1,173,165
Carmax	34,323	[a]	1,094,217
Carnival	67,785		3,125,566
CBS, Cl. B	104,332		1,987,525
Coach	45,625		2,523,519
Comcast, Cl. A	431,636		9,483,043
D.R. Horton	43,885		523,548
Darden Restaurants	22,453		1,042,717
DeVry	9,854		472,795
DIRECTV, Cl. A	128,365	[a]	5,125,614
Discovery Communications, Cl. A	43,444	[a]	1,811,615
Expedia	33,399		837,981
Family Dollar Stores	19,396		964,175
Ford Motor	575,733	[a]	9,666,557
Fortune Brands	23,851		1,437,023
GameStop, Cl. A	23,619	[a]	540,403
Gannett	36,192		546,137
Gap	69,231		1,532,774
Genuine Parts	24,518		1,258,754
Goodyear Tire & Rubber	38,424	[a]	455,324
H & R Block	51,716		615,938
Harley-Davidson	36,037		1,249,403
Harman International Industries	9,070	[a]	419,941
Hasbro	21,483		1,013,568
Home Depot	252,245		8,843,710
International Game Technology	46,946		830,475
Interpublic Group of Cos.	75,707	[a]	804,008

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Discretionary (continued)
J.C. Penney	35,019		1,131,464
Johnson Controls	103,498		3,953,624
Kohl’s	47,219	[a]	2,565,880
Leggett & Platt	23,534		535,634
Lennar, Cl. A	22,060	[b]	413,625
Limited Brands	42,328		1,300,739
Lowe’s	212,375		5,326,365
Macy’s	64,694		1,636,758
Marriott International, Cl. A	44,011		1,828,217
Mattel	55,557		1,412,814
McDonald’s	162,558		12,477,952
McGraw-Hill	48,504		1,766,031
Meredith	5,800	[b]	200,970
Netflix	6,264	[a]	1,100,585
Newell Rubbermaid	44,143		802,520
News, Cl. A	347,825		5,064,332
NIKE, Cl. B	58,841		5,026,198
Nordstrom	25,320		1,073,062
O’Reilly Automotive	21,588	[a]	1,304,347
Omnicom Group	46,377		2,124,067
Polo Ralph Lauren	10,014		1,110,753
Priceline.com	7,434	[a]	2,970,255
Pulte Group	47,989	[a]	360,877
RadioShack	19,338		357,560
Ross Stores	18,159		1,148,557
Scripps Networks Interactive, Cl. A	14,370		743,647
Sears Holdings	7,517	[a,b]	554,379
Stanley Black & Decker	24,555		1,641,993
Staples	111,094		2,529,610
Starbucks	113,814		3,656,844
Starwood Hotels & Resorts Worldwide	28,715	[c]	1,745,298
Target	108,973		6,552,546
Tiffany & Co.	19,778		1,231,576
Time Warner	170,702		5,491,483
Time Warner Cable	54,428		3,593,881
TJX	60,930		2,704,683

Common Stocks (continued)	Shares		Value ($)
Consumer Discretionary (continued)
Urban Outfitters	19,646	[a]	703,523
VF	13,834		1,192,214
Viacom, Cl. B	93,833		3,716,725
Walt Disney	291,370		10,929,289
Washington Post, Cl. B	946	[b]	415,767
Whirlpool	11,407		1,013,284
Wyndham Worldwide	28,306		848,048
Wynn Resorts	11,571		1,201,533
Yum! Brands	72,094		3,536,211
			187,342,812
Consumer Staples—10.4%
Altria Group	317,897		7,826,624
Archer-Daniels-Midland	99,322		2,987,606
Avon Products	65,947		1,916,420
Brown-Forman, Cl. B	15,449		1,075,559
Campbell Soup	29,648	[b]	1,030,268
Clorox	21,978		1,390,768
Coca-Cola	357,096		23,486,204
Coca-Cola Enterprises	50,369		1,260,736
Colgate-Palmolive	74,750		6,007,657
ConAgra Foods	68,071		1,537,043
Constellation Brands, Cl. A	27,497	[a]	609,059
Costco Wholesale	67,266		4,857,278
CVS Caremark	209,240		7,275,275
Dean Foods	27,984	[a]	247,379
Dr. Pepper Snapple Group	34,996		1,230,459
Estee Lauder, Cl. A	18,274		1,474,712
General Mills	98,773		3,515,331
H.J. Heinz	48,462		2,396,930
Hershey	23,775		1,120,991
Hormel Foods	11,178		572,984
J.M. Smucker	18,792		1,233,695
Kellogg	39,010		1,992,631
Kimberly-Clark	62,954		3,968,620
Kraft Foods, Cl. A	268,138		8,449,028
Kroger	100,739		2,252,524

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Staples (continued)
Lorillard	23,831		1,955,572
McCormick & Co.	20,481		952,981
Mead Johnson Nutrition	31,080		1,934,730
Molson Coors Brewing, Cl. B	23,915		1,200,294
PepsiCo	244,678		15,984,814
Philip Morris International	279,185		16,340,698
Procter & Gamble	430,752		27,710,276
Reynolds American	52,006		1,696,436
Safeway	59,865		1,346,364
Sara Lee	101,906		1,784,374
SUPERVALU	33,943		326,871
SYSCO	91,347		2,685,602
Tyson Foods, Cl. A	47,727		821,859
Wal-Mart Stores	301,519		16,260,920
Walgreen	142,615		5,556,280
Whole Foods Market	22,498		1,138,174
			187,412,026
Energy—11.7%
Anadarko Petroleum	75,913		5,781,534
Apache	58,684		6,996,893
Baker Hughes	65,885		3,766,645
Cabot Oil & Gas	16,504		624,676
Cameron International	37,011	[a]	1,877,568
Chesapeake Energy	99,853		2,587,191
Chevron	309,136		28,208,660
ConocoPhillips	226,063		15,394,890
Consol Energy	33,613		1,638,298
Denbury Resources	60,643	[a]	1,157,675
Devon Energy	66,909		5,253,026
Diamond Offshore Drilling	10,685	[b]	714,506
El Paso	107,773		1,482,956
EOG Resources	38,960		3,561,334
EQT	22,907		1,027,150
Exxon Mobil	775,902		56,733,954
FMC Technologies	18,839	[a]	1,674,975
Halliburton	139,498		5,695,703

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Helmerich & Payne	16,194	[b]	785,085
Hess	46,078		3,526,810
Marathon Oil	109,510		4,055,155
Massey Energy	15,434		828,034
Murphy Oil	29,429		2,193,932
Nabors Industries	44,437	[a]	1,042,492
National Oilwell Varco	64,664		4,348,654
Newfield Exploration	19,351	[a]	1,395,401
Noble Energy	26,741		2,301,865
Occidental Petroleum	124,577		12,221,004
Peabody Energy	41,250		2,639,175
Pioneer Natural Resources	17,743		1,540,447
QEP Resources	27,584		1,001,575
Range Resources	24,649		1,108,712
Rowan	17,996	[a]	628,240
Schlumberger	209,982		17,533,497
Southwestern Energy	53,204	[a]	1,991,426
Spectra Energy	99,690		2,491,253
Sunoco	18,577		748,839
Tesoro	21,902	[a]	406,063
Valero Energy	86,682		2,004,088
Williams	89,558		2,213,874
			211,183,255
Financial—15.6%
ACE	51,600		3,212,100
Aflac	72,290		4,079,325
Allstate	82,908		2,643,107
American Express	161,198		6,918,618
American International Group	21,420	[a,b]	1,234,220
Ameriprise Financial	39,337		2,263,844
AON	50,455		2,321,435
Apartment Investment & Management, Cl. A	17,691	[b,c]	457,135
Assurant	17,304		666,550
AvalonBay Communities	12,616	[c]	1,419,931
Bank of America	1,550,982		20,690,100
Bank of New York Mellon	190,461		5,751,922

The Fund	13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Financial (continued)
BB&T	105,233	[b]	2,766,576
Berkshire Hathaway, Cl. B	265,859	[a]	21,297,964
Boston Properties	21,759	[c]	1,873,450
Capital One Financial	69,064		2,939,364
CB Richard Ellis Group, Cl. A	44,483	[a]	911,012
Charles Schwab	152,297		2,605,802
Chubb	46,941		2,799,561
Cincinnati Financial	25,850	[b]	819,186
Citigroup	4,467,849	[a]	21,132,926
CME Group	10,087		3,245,492
Comerica	26,560		1,121,894
Discover Financial Services	83,545		1,548,089
E*TRADE Financial	29,245	[a]	467,920
Equity Residential	42,960	[c]	2,231,772
Federated Investors, Cl. B	13,940	[b]	364,810
Fifth Third Bancorp	124,747		1,831,286
First Horizon National	37,482	[a]	441,540
Franklin Resources	22,414		2,492,661
Genworth Financial, Cl. A	74,005	[a]	972,426
Goldman Sachs Group	78,661		13,227,634
Hartford Financial Services Group	67,696		1,793,267
HCP	56,030	[c]	2,061,344
Health Care REIT	22,095	[c]	1,052,606
Host Hotels & Resorts	102,101	[b,c]	1,824,545
Hudson City Bancorp	80,883		1,030,449
Huntington Bancshares	108,425		744,880
IntercontinentalExchange	11,249	[a]	1,340,318
Invesco	70,710		1,701,283
Janus Capital Group	24,847		322,266
JPMorgan Chase & Co.	601,552		25,517,836
KeyCorp	134,809		1,193,060
Kimco Realty	62,355	[b,c]	1,124,884
Legg Mason	24,889		902,724
Leucadia National	27,843		812,459
Lincoln National	46,752		1,300,173

Common Stocks (continued)	Shares		Value ($)
Financial (continued)
Loews	48,940		1,904,255
M & T Bank	18,310		1,593,885
Marsh & McLennan	81,267		2,221,840
Marshall & Ilsley	79,292		548,701
MetLife	139,375		6,193,825
Moody’s	30,131	[b]	799,677
Morgan Stanley	232,518		6,326,815
Nasdaq OMX Group	21,436	[a]	508,248
Northern Trust	37,287		2,066,073
NYSE Euronext	39,996		1,199,080
People’s United Financial	54,980		770,270
Plum Creek Timber	25,820	[b,c]	966,959
PNC Financial Services Group	80,523		4,889,357
Principal Financial Group	49,492		1,611,459
Progressive	104,895		2,084,264
ProLogis	86,665	[c]	1,251,443
Prudential Financial	74,480		4,372,721
Public Storage	20,804	[c]	2,109,942
Regions Financial	192,908		1,350,356
Simon Property Group	44,758	[c]	4,452,973
SLM	74,218	[a]	934,405
State Street	76,472		3,543,712
SunTrust Banks	76,666		2,262,414
T. Rowe Price Group	39,500		2,549,330
Torchmark	12,628		754,397
Travelers	70,654		3,936,134
U.S. Bancorp	293,488		7,915,371
Unum Group	51,024		1,235,801
Ventas	24,066	[c]	1,262,984
Vornado Realty Trust	24,937	[c]	2,078,000
Wells Fargo & Co.	807,304		25,018,351
Weyerhaeuser	79,236	[c]	1,499,937
XL Group	52,607		1,147,885
Zions Bancorporation	27,139		657,578
			281,490,188

The Fund	15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Health Care—10.6%
Abbott Laboratories	237,427		11,375,128
Aetna	61,630		1,880,331
Agilent Technologies	53,000	[a]	2,195,790
Allergan	47,553		3,265,464
AmerisourceBergen	44,399		1,514,894
Amgen	145,391	[a]	7,981,966
Baxter International	89,887		4,550,080
Becton Dickinson & Co.	35,400		2,992,008
Biogen Idec	37,253	[a]	2,497,814
Boston Scientific	232,895	[a]	1,763,015
Bristol-Myers Squibb	263,043		6,965,379
C.R. Bard	15,077		1,383,616
Cardinal Health	55,490		2,125,822
CareFusion	33,862	[a]	870,253
Celgene	70,945	[a]	4,195,687
Cephalon	11,733	[a,b]	724,161
Cerner	10,394	[a]	984,728
CIGNA	41,949		1,537,850
Coventry Health Care	23,595	[a]	622,908
DaVita	15,733	[a]	1,093,286
Dentsply International	23,733		810,957
Eli Lilly & Co.	155,151		5,436,491
Express Scripts	81,130	[a]	4,385,076
Forest Laboratories	43,933	[a]	1,404,977
Genzyme	39,188	[a]	2,790,186
Gilead Sciences	124,983	[a]	4,529,384
Hospira	25,292	[a]	1,408,511
Humana	26,105	[a]	1,428,988
Intuitive Surgical	5,852	[a]	1,508,353
Johnson & Johnson	423,367		26,185,249
Laboratory Corp. of America Holdings	16,390	[a]	1,441,009
Life Technologies	27,280	[a]	1,514,040
McKesson	38,976		2,743,131
Medco Health Solutions	65,319	[a]	4,002,095
Medtronic	166,088		6,160,204
Merck & Co.	473,248		17,055,858

Common Stocks (continued)	Shares		Value ($)
Health Care (continued)
Mylan	66,861	[a]	1,412,773
Patterson	14,494		443,951
PerkinElmer	19,169		494,944
Pfizer	1,232,399		21,579,306
Quest Diagnostics	23,134		1,248,542
St. Jude Medical	52,573	[a]	2,247,496
Stryker	52,399		2,813,826
Tenet Healthcare	65,330	[a]	437,058
Thermo Fisher Scientific	61,188	[a]	3,387,368
UnitedHealth Group	169,331		6,114,542
Varian Medical Systems	19,076	[a]	1,321,585
Waters	14,696	[a]	1,142,026
Watson Pharmaceuticals	19,115	[a]	987,290
WellPoint	61,529	[a]	3,498,539
Zimmer Holdings	31,272	[a]	1,678,681
			192,132,616
Industrial—10.7%
3M	109,268		9,429,828
Avery Dennison	16,840		713,006
Boeing	112,534		7,343,969
C.H. Robinson Worldwide	25,999		2,084,860
Caterpillar	96,916		9,077,153
Cintas	21,138		591,018
CSX	58,415		3,774,193
Cummins	30,445		3,349,254
Danaher	82,258		3,880,110
Deere & Co.	65,394		5,430,972
Dover	28,624		1,673,073
Dun & Bradstreet	8,031		659,265
Eaton	25,501		2,588,606
Emerson Electric	115,436		6,599,476
Equifax	20,580		732,648
Expeditors International of Washington	32,636		1,781,926
Fastenal	22,648	[b]	1,356,842
FedEx	48,323		4,494,522
Flowserve	8,580		1,022,908

The Fund	17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Industrial (continued)
Fluor	27,517		1,823,276
General Dynamics	58,507		4,151,657
General Electric	1,639,237		29,981,645
Goodrich	19,037		1,676,589
Honeywell International	119,857		6,371,598
Illinois Tool Works	77,256		4,125,470
Ingersoll-Rand	49,400		2,326,246
Iron Mountain	28,587		714,961
ITT	28,065		1,462,467
Jacobs Engineering Group	19,443	[a]	891,462
L-3 Communications Holdings	17,885		1,260,714
Lockheed Martin	45,740		3,197,683
Masco	57,439		727,178
Norfolk Southern	56,820		3,569,432
Northrop Grumman	45,260		2,931,943
Paccar	56,106		3,221,606
Pall	18,001		892,490
Parker Hannifin	24,710		2,132,473
Pitney Bowes	33,195		802,655
Precision Castparts	21,634		3,011,669
Quanta Services	30,801	[a]	613,556
R.R. Donnelley & Sons	31,382		548,244
Raytheon	56,140		2,601,528
Republic Services	47,137		1,407,511
Robert Half International	23,294	[b]	712,796
Rockwell Automation	21,792		1,562,704
Rockwell Collins	24,280		1,414,553
Roper Industries	13,938		1,065,281
Ryder System	9,027		475,181
Snap-On	9,107		515,274
Southwest Airlines	116,783		1,515,843
Stericycle	12,946	[a]	1,047,590
Textron	38,997	[b]	921,889
Tyco International	76,500		3,170,160
Union Pacific	76,530		7,091,270
United Parcel Service, Cl. B	152,441		11,064,168

Common Stocks (continued)	Shares		Value ($)
Industrial (continued)
United Technologies	142,886		11,247,986
W.W. Grainger	8,939	[b]	1,234,565
Waste Management	74,537	[b]	2,748,179
			192,815,121
Information Technology—18.2%
Adobe Systems	78,321	[a]	2,410,720
Advanced Micro Devices	88,795	[a]	726,343
Akamai Technologies	26,770	[a]	1,259,528
Altera	47,901		1,704,318
Amphenol, Cl. A	26,305		1,388,378
Analog Devices	44,762		1,686,185
Apple	141,080	[a]	45,506,765
Applied Materials	206,171		2,896,703
Autodesk	35,738	[a]	1,365,192
Automatic Data Processing	75,672		3,502,100
BMC Software	28,350	[a]	1,336,419
Broadcom, Cl. A	68,856		2,998,679
CA	61,037		1,491,744
Cisco Systems	853,234	[a]	17,260,924
Citrix Systems	28,081	[a]	1,921,021
Cognizant Technology Solutions, Cl. A	46,598	[a]	3,415,167
Computer Sciences	23,397		1,160,491
Compuware	35,756	[a]	417,273
Corning	240,534		4,647,117
Dell	260,253	[a]	3,526,428
eBay	177,530	[a]	4,940,660
Electronic Arts	50,585	[a]	828,582
EMC	316,717	[a]	7,252,819
F5 Networks	11,776	[a]	1,532,764
Fidelity National Information Services	40,581		1,111,514
First Solar	8,279	[a,b]	1,077,429
Fiserv	23,808	[a]	1,394,196
FLIR Systems	24,283	[a]	722,419
Google, Cl. A	38,362	[a]	22,785,877
Harris	20,097		910,394
Hewlett-Packard	348,797		14,684,354

The Fund	19

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Information Technology (continued)
Intel	857,845		18,040,480
International Business Machines	191,185		28,058,311
Intuit	43,534	[a]	2,146,226
Jabil Circuit	29,050		583,614
JDS Uniphase	33,916	[a]	491,104
Juniper Networks	80,997	[a]	2,990,409
KLA-Tencor	26,229		1,013,489
Lexmark International, Cl. A	12,675	[a]	441,343
Linear Technology	35,280	[b]	1,220,335
LSI	102,513	[a]	614,053
MasterCard, Cl. A	14,611		3,274,471
McAfee	24,325	[a]	1,126,491
MEMC Electronic Materials	36,051	[a]	405,934
Microchip Technology	28,201	[b]	964,756
Micron Technology	130,533	[a]	1,046,875
Microsoft	1,158,516		32,345,767
Molex	20,605	[b]	468,146
Monster Worldwide	19,709	[a]	465,724
Motorola	354,555	[a]	3,215,814
National Semiconductor	35,580		489,581
NetApp	54,861	[a]	3,015,161
Novell	54,967	[a]	325,405
Novellus Systems	15,945	[a]	515,342
NVIDIA	83,989	[a]	1,293,431
Oracle	595,144		18,628,007
Paychex	49,513		1,530,447
QLogic	17,880	[a]	304,318
QUALCOMM	248,749		12,310,588
Red Hat	28,859	[a]	1,317,413
SAIC	44,477	[a]	705,405
Salesforce.com	17,964	[a]	2,371,248
SanDisk	35,770	[a]	1,783,492
Symantec	121,457	[a]	2,033,190
Tellabs	63,738		432,144
Teradata	26,375	[a]	1,085,595
Teradyne	26,685	[a]	374,657

Common Stocks (continued)	Shares		Value ($)
Information Technology (continued)
Texas Instruments	180,699		5,872,717
Total System Services	25,568		393,236
VeriSign	28,356		926,391
Visa, Cl. A	74,995		5,278,148
Western Digital	34,569	[a]	1,171,889
Western Union	103,483		1,921,679
Xerox	209,943		2,418,543
Xilinx	39,827		1,154,186
Yahoo!	200,665	[a]	3,337,059
			327,765,117
Materials—3.6%
Air Products & Chemicals	32,432		2,949,690
Airgas	11,466		716,166
AK Steel Holding	18,019		294,971
Alcoa	156,771		2,412,706
Allegheny Technologies	15,091	[b]	832,721
Ball	14,440		982,642
Bemis	15,604		509,627
CF Industries Holdings	10,609		1,433,806
Cliffs Natural Resources	20,513		1,600,219
Dow Chemical	178,310		6,087,503
E.I. du Pont de Nemours & Co.	140,334		6,999,860
Eastman Chemical	11,097		933,036
Ecolab	35,872		1,808,666
FMC	11,072		884,542
Freeport-McMoRan Copper & Gold	72,034		8,650,563
International Flavors & Fragrances	12,517		695,820
International Paper	66,482		1,810,970
MeadWestvaco	27,209		711,787
Monsanto	82,543		5,748,295
Newmont Mining	75,798		4,656,271
Nucor	48,618		2,130,441
Owens-Illinois	26,648	[a]	818,094
PPG Industries	25,100		2,110,157
Praxair	47,504		4,535,207
Sealed Air	25,157		640,246

The Fund	21

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
Sherwin-Williams	13,801		1,155,834
Sigma-Aldrich	18,728	[b]	1,246,536
Titanium Metals	13,569	[a]	233,115
United States Steel	22,686	[b]	1,325,316
Vulcan Materials	19,268		854,728
			65,769,535
Telecommunication Services—3.0%
American Tower, Cl. A	60,838	[a]	3,141,674
AT&T	908,550		26,693,199
CenturyLink	45,779	[b]	2,113,616
Frontier Communications	154,788		1,506,087
Metropcs Communications	40,318	[a]	509,216
Qwest Communications International	267,011		2,031,954
Sprint Nextel	452,619	[a]	1,914,578
Verizon Communications	434,191		15,535,354
Windstream	69,606		970,308
			54,415,986
Utilities—3.2%
AES	102,854	[a]	1,252,762
Allegheny Energy	26,916		652,444
Ameren	36,028		1,015,629
American Electric Power	73,319		2,638,018
CenterPoint Energy	62,269		978,869
CMS Energy	35,780		665,508
Consolidated Edison	43,411		2,151,883
Constellation Energy Group	30,868		945,487
Dominion Resources	89,363		3,817,587
DTE Energy	25,916		1,174,513
Duke Energy	200,304		3,567,414
Edison International	50,271		1,940,461
Entergy	27,857		1,973,111
Exelon	101,189		4,213,510
FirstEnergy	47,095	[b]	1,743,457

Common Stocks (continued)	Shares		Value ($)
Utilities (continued)
Integrys Energy Group	12,186	[b]	591,143
NextEra Energy	63,623		3,307,760
Nicor	7,171	[b]	357,976
NiSource	43,721		770,364
Northeast Utilities	27,495		876,541
NRG Energy	39,390	[a]	769,681
ONEOK	15,982		886,522
Pepco Holdings	34,265		625,336
PG&E	60,048		2,872,696
Pinnacle West Capital	15,945		660,920
PPL	74,164		1,951,996
Progress Energy	44,964		1,955,035
Public Service Enterprise Group	78,216		2,488,051
SCANA	16,789		681,633
Sempra Energy	37,864		1,987,103
Southern	128,842		4,925,630
TECO Energy	33,881		603,082
Wisconsin Energy	18,667		1,098,740
Xcel Energy	70,785		1,666,987
			57,807,849
Total Common Stocks
(cost $1,270,745,078)			1,758,134,505
	Principal
Short-Term Investments—.2%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.13%, 3/24/11
(cost $3,354,039)	3,355,000	[d]	3,354,218

Other Investment—2.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $39,713,000)	39,713,000	[e]	39,713,000

The Fund	23

STATEMENT OF INVESTMENTS (continued)

Investment of Cash Collateral
for Securities Loaned—1.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $25,092,075)	25,092,075[e]	25,092,075

Total Investments (cost $1,338,904,192)	101.2%	1,826,293,798
Liabilities, Less Cash and Receivables	(1.2%)	(22,416,368)
Net Assets	100.0%	1,803,877,430

REIT—Real Estate Investment Trust

a Non-income producing security.
b Security, or portion thereof, on loan.At December 31, 2010, the market value of the fund’s securities on loan was
$26,966,771 and the market value of the collateral held by the fund was $27,642,420, consisting of cash collateral of $25,092,075 and U.S. Government and Agency securities valued at $2,550,345.
c Investment in real estate investment trust.
d Held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)	Value (%)
Information Technology	18.2	Consumer Staples	10.4
Financial	15.6	Short-Term/Money Market Investments	3.8
Energy	11.7	Materials	3.6
Industrial	10.7	Utilities	3.2
Health Care	10.6	Telecommunication Services	3.0
Consumer Discretionary	10.4		101.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
December 31, 2010

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 12/31/2010	($)
Financial Futures Long
Standard & Poor’s 500 E-Mini	733	45,922,450	March 2011	277,909

See notes to financial statements.

The Fund	25

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2010

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $26,966,771)—Note 1(b):
Unaffiliated issuers	1,274,099,117	1,761,488,723
Affiliated issuers	64,805,075	64,805,075
Cash		1,388,289
Dividends and interest receivable		2,095,924
Receivable for shares of Common Stock subscribed		981,825
Prepaid expenses		30,164
		1,830,790,000
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		411,809
Liability for securities on loan—Note 1(b)		25,092,075
Payable for shares of Common Stock redeemed		1,045,622
Payable for futures variation margin—Note 4		53,805
Accrued expenses		309,259
		26,912,570
Net Assets ($)		1,803,877,430
Composition of Net Assets ($):
Paid-in capital		1,358,497,137
Accumulated undistributed investment income—net		870,701
Accumulated net realized gain (loss) on investments		(43,157,923)
Accumulated net unrealized appreciation (depreciation)
on investments (including $277,909 net unrealized
appreciation on financial futures)		487,667,515
Net Assets ($)		1,803,877,430

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	1,635,095,314	168,782,116
Shares Outstanding	55,104,405	5,682,279
Net Asset Value Per Share ($)	29.67	29.70

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended December 31, 2010

Investment Income ($):
Income:
Dividends;
Unaffiliated issuers	34,713,965
Affiliated issuers	43,447
Income from securities lending—Note 1(b)	111,330
Interest	3,241
Total Income	34,871,983
Expenses:
Management fee—Note 3(a)	4,178,465
Distribution fees—Note 3(b)	380,354
Professional fees	99,254
Directors’ fees and expenses—Note 3(d)	93,956
Prospectus and shareholders’ reports	69,486
Loan commitment fees—Note 2	29,347
Shareholder servicing costs—Note 3(c)	24,836
Miscellaneous	91,818
Total Expenses	4,967,516
Less—reduction in fees due to earnings credits—Note 3(c)	(11)
Net Expenses	4,967,505
Investment Income—Net	29,904,478
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	78,326,147
Net realized gain (loss) on financial futures	1,319,834
Net Realized Gain (Loss)	79,645,981
Net unrealized appreciation (depreciation) on investments	127,609,143
Net unrealized appreciation (depreciation) on financial futures	(105,601)
Net Unrealized Appreciation (Depreciation)	127,503,542
Net Realized and Unrealized Gain (Loss) on Investments	207,149,523
Net Increase in Net Assets Resulting from Operations	237,054,001

See notes to financial statements.

The Fund	27

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2010	2009
Operations ($):
Investment income—net	29,904,478	32,814,556
Net realized gain (loss) on investments	79,645,981	(55,617,670)
Net unrealized appreciation
(depreciation) on investments	127,503,542	399,040,477
Net Increase (Decrease) in Net Assets
Resulting from Operations	237,054,001	376,237,363
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(28,030,229)	(30,008,007)
Service Shares	(2,405,412)	(2,375,590)
Net realized gain on investments:
Initial Shares	—	(92,433,669)
Service Shares	—	(7,906,453)
Total Dividends	(30,435,641)	(132,723,719)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	117,708,374	132,384,345
Service Shares	21,604,639	21,476,551
Dividends reinvested:
Initial Shares	28,030,229	122,441,676
Service Shares	2,405,412	10,282,043
Cost of shares redeemed:
Initial Shares	(291,019,364)	(348,981,727)
Service Shares	(25,004,310)	(26,540,375)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(146,275,020)	(88,937,487)
Total Increase (Decrease) in Net Assets	60,343,340	154,576,157
Net Assets ($):
Beginning of Period	1,743,534,090	1,588,957,933
End of Period	1,803,877,430	1,743,534,090
Undistributed investment income—net	870,701	1,401,864

	Year Ended December 31,
	2010	2009
Capital Share Transactions:
Initial Shares
Shares sold	4,297,365	5,875,831
Shares issued for dividends reinvested	1,032,652	6,254,414
Shares redeemed	(10,780,561)	(15,302,410)
Net Increase (Decrease) in Shares Outstanding	(5,450,544)	(3,172,165)
Service Shares
Shares sold	809,525	944,637
Shares issued for dividends reinvested	88,328	525,623
Shares redeemed	(925,125)	(1,178,729)
Net Increase (Decrease) in Shares Outstanding	(27,272)	291,531

See notes to financial statements.

The Fund	29

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,
Initial Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	26.31	22.98	37.40	36.15	31.82
Investment Operations:
Investment income—net[a]	.48	.48	.64	.64	.56
Net realized and unrealized
gain (loss) on investments	3.37	4.85	(14.40)	1.26	4.33
Total from Investment Operations	3.85	5.33	(13.76)	1.90	4.89
Distributions:
Dividends from
investment income—net	(.49)	(.48)	(.66)	(.65)	(.56)
Dividends from net realized
gain on investments	—	(1.52)	—	—	—
Total Distributions	(.49)	(2.00)	(.66)	(.65)	(.56)
Net asset value, end of period	29.67	26.31	22.98	37.40	36.15
Total Return (%)	14.84	26.33	(37.14)	5.26	15.50
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.27	.29	.28	.27	.27
Ratio of net expenses
to average net assets	.27	.29	.28	.27	.27
Ratio of net investment income
to average net assets	1.78	2.12	2.04	1.70	1.67
Portfolio Turnover Rate	4.46	5.42	4.69	4.54	4.91
Net Assets, end of period
($ x 1,000)	1,635,095	1,593,165	1,464,344	2,702,209	3,594,085

a Based on average shares outstanding at each month end.
See notes to financial statements.

		Year Ended December 31,
Service Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	26.34	23.00	37.41	36.16	31.82
Investment Operations:
Investment income—net[a]	.41	.43	.57	.55	.47
Net realized and unrealized
gain (loss) on investments	3.38	4.85	(14.42)	1.26	4.35
Total from Investment Operations	3.79	5.28	(13.85)	1.81	4.82
Distributions:
Dividends from investment income—net	(.43)	(.42)	(.56)	(.56)	(.48)
Dividends from net realized
gain on investments	—	(1.52)	—	—	—
Total Distributions	(.43)	(1.94)	(.56)	(.56)	(.48)
Net asset value, end of period	29.70	26.34	23.00	37.41	36.16
Total Return (%)	14.54	26.05	(37.32)	4.99	15.21
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.52	.54	.53	.52	.52
Ratio of net expenses
to average net assets	.52	.54	.53	.52	.52
Ratio of net investment income
to average net assets	1.53	1.86	1.72	1.45	1.43
Portfolio Turnover Rate	4.46	5.42	4.69	4.54	4.91
Net Assets, end of period ($ x 1,000)	168,782	150,369	124,614	532,711	590,965

a Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund	31

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Stock Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies.The fund’s investment objective is to match the total return of the Standard and Poor’s 500 Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), an indirect wholly-owned subsidiary of BNY Mellon, serves as the fund’s index manager.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a shareholder services fee and Service shares are subject to a distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution plan, shareholder services plan, the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”)

under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. U.S. Treasury Bills are valued at the mean between quoted bid prices and asked prices by an independent pricing service approved by the Board of Directors. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository

The Fund	33

NOTES TO FINANCIAL STATEMENTS (continued)

Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	1,758,134,505	—	—	1,758,134,505
Mutual Funds	64,805,075	—	—	64,805,075
U.S. Treasury	—	3,354,218	—	3,354,218
Other Financial
Instruments:
Futures††	277,909	—	—	277,909

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at December 31, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the rec-

The Fund	35

NOTES TO FINANCIAL STATEMENTS (continued)

onciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended December 31, 2010, The Bank of New York Mellon earned $47,713 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended December 31, 2010 were as follows:

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (continued)

As of and during the period ended December 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2010, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $856,293, undistributed capital gains $11,616,867 and unrealized appreciation $432,896,253.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2010 and December 31, 2009 were as follows: ordinary income $30,435,641 and $32,387,398 and long-term capital gains $0 and $100,336,321, respectively.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ending December 31, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Index Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .245% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has agreed to pay Mellon Capital a monthly index-management fee at the annual rate of .07% of the value of the fund’s average daily net assets.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2010, Service shares were charged $380,354 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the Initial shares’ average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares’ shareholder accounts. During the period ended December 31, 2010, Initial shares were charged $15,046 pursuant to the Shareholders Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended December 31, 2010, the fund was charged $1,134 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund	39

NOTES TO FINANCIAL STATEMENTS (continued)

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2010, the fund was charged $188 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $11.

Dreyfus has agreed to bear the cost of custody fees.

During the period ended December 31, 2010, the fund was charged $6,243 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $370,462, Rule 12b-1 distribution plan fees $35,406, shareholder services plan fees $4,000, chief compliance officer fees $1,728 and transfer agency per account fees $213.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended December 31, 2010, amounted to $74,150,136 and $241,078,540, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as“hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at December 31, 2010 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended December 31, 2010:

Average Market Value ($)
Equity futures contracts	30,901,463

At December 31, 2010, the cost of investments for federal income tax purposes was $1,393,397,545; accordingly, accumulated net unrealized appreciation on investments was $432,896,253, consisting of $679,457,042 gross unrealized appreciation and $246,560,789 gross unrealized depreciation.

The Fund	41

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Stock Index Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Stock Index Fund, Inc., including the statements of investments and financial futures, as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2006 were audited by other auditors whose report dated February 7, 2007, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Stock Index Fund, Inc., at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 10, 2011

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates 100% of the ordinary dividends paid during the fiscal year ended December 31, 2010 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in early 2011 of the percentage applicable to the preparation of their 2010 income tax returns.

The Fund	43

BOARD MEMBERS INFORMATION (Unaudited)

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

James F. Henry, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Gloria Messinger, Emeritus Board Member

The Fund	45

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since
January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 76 investment companies (comprised of 169 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1988.

PHILLIP N. MAISANO, Executive Vice
President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 76 investment companies (comprised of 169 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 63 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004.

MICHAEL A. ROSENBERG, Vice President
and Secretary since September 2003.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and
Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. She is 55 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President
and Assistant Secretary since
January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. She is 36 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and
Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since
September 2003.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
September 2003.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer
since January 2007.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer
since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since June 1989.

The Fund	47

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT SVAGNA, Assistant Treasurer
since September 2003.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 194 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 53 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

NATALIA GRIBAS, Anti-Money Laundering
Compliance Officer since July 2010.

Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 190 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Distributor since September 2008.

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Mr. David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $48,328 in 2009 and $49,528 in 2010.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $10,152 in 2009 and $9,075 in 2010.  These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2009 and $0 in 2010.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,000 in 2009 and $3,181 in 2010.  These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2009 and $0 in 2010.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2009 and $604 in 2010.  [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2009 and $0 in 2010.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $24,975,296 in 2009 and $39,552,052 in 2010.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and             Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 14, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 14, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	February 14, 2011

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)